Basis of Presentation and Nature of Operations (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 29, 2021	Apr. 30, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2021	Apr. 07, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Loss on disposal of interest in joint venture					$ 301,645			$ 301,645
Operating loss					4,971,030		1,208,807	15,720,129	3,808,843	$ 7,902,347	$ 13,017,432
Operating income loss from noncash activities								11,085,000		4,623,130
Operating income loss from restructuring, severance, transaction costs and non-recurring items								1,428,000		1,131,975
Assets, current					80,620,757			80,620,757		5,342,183	4,955,365
Liabilities, current					8,829,464			8,829,464		11,285,663	12,973,319
Working capital					71,791,293			71,791,293		5,943,480
Convertible notes payable					3,333,333			3,333,333		577,260
Assets					121,276,499			121,276,499		28,028,207	23,609,619
Liabilities					148,820,211			148,820,211		14,505,506	16,155,187
Warrant liability					139,695,115			139,695,115
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					$ 27,543,712		$ (10,940,502)	$ 27,543,712	$ (10,940,502)	$ (13,522,701)	$ (7,454,432)	$ 21,955,635	$ (11,229,321)	$ (15,939,639)
Proceeds from issuance of private placement	$ 3,300,000
Private Placement One [Member]
Restructuring Cost and Reserve [Line Items]
Additional funds				$ 12,000,000
Proceeds from issuance of private placement				10,770,000
Private Placement Two [Member]
Restructuring Cost and Reserve [Line Items]
Additional funds				3,300,000
Proceeds from issuance of private placement				$ 3,255,000
Private Placement Three [Member]
Restructuring Cost and Reserve [Line Items]
Additional funds			$ 10,000,000
Proceeds from issuance of private placement			$ 8,950,000
Subsequent Event [Member] | Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Additional funds						$ 25,300,000
Ed Roses, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Loss on disposal of interest in joint venture		$ 301,645
ZVV Media Partners, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired					50.00%			50.00%
Best Party Concepts [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired										50.00%
Global Clean Solutions, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired										50.00%